PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2014 and 2013 consists of:

Property and Equipment	December 31, 2014	December 31, 2013
Office equipment	$22,421	$17,192
Furniture and fixtures	74,404	73,567
Website development	46,922	46,922
Product tooling	64,763	24,100
	208,510	161,781
Less accumulated depreciation	(50,192)	(21,123)
Property and equipment, net	$158,318	$140,658

Product tooling costs are related to the tooling of a new product by VII. These tooling costs are accumulated and capitalized until launch date of the new product which is expected to commence in the second quarter of 2015.

Depreciation expense for the years ending December 31, 2014, 2013 and 2012 was approximately $29,000, $37,000 and $30,000, respectively.